UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: October 31, 2013

Item 1. Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND

ANNUAL REPORT TO SHAREHOLDERS

October 31, 2013

This information must be preceded or

accompanied by a current prospectus.

Investors should read the prospectus carefully

before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The total net of fee return of the LSV Small Cap Value Fund and the benchmark Russell 2000 Value Index for the trailing period ended October 31, 2013, were as follows:

Since Inception*
LSV Small Cap Value Fund	23.00%
Benchmark:
Russell 2000 Value Index	18.57

* Inception date is February 28, 2013.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578).

The inception date for the LSV Small Cap Value Fund is February 28, 2013, so this commentary represents eight months of trailing performance. During this period, the Russell 2000 Value Index has been up 18.6% while the Russell 2000 Core Index is up 21.8%. While value stocks have lagged in the broad market indices, attribution suggests the portfolio’s deeper value bias had a slightly positive effect on relative performance. The portfolio’s slightly smaller size bias relative to the benchmark has also contributed positively as smaller stocks in the universe performed even better. Stock selection overall was very strong as portfolio holdings outperformed benchmark holdings in eight out of ten sectors. Portfolio holdings performed particularly well in the Consumer Discretionary, Industrials, Consumer Staples and Technology sectors.

Overall sector allocations have contributed positively to relative performance. The portfolio has been underweight to Utilities as the sector continued to trade at a premium as investors have sought perceived safety in higher yielding stocks within the sector. It was the worst performing sector during the period. Currently, the portfolio’s largest overweight is to the Industrials sector and largest underweight is to the Utilities sector.

Despite strong returns in small cap stocks over the last year, the Fund continued to trade at reasonable valuations, particularly relative to the benchmark. By historical standard stocks are neither cheap nor expensive at present. As of October 31, 2013, the Fund is trading at 12.7x forward earnings, compared to 18.8x for the Russell 2000 Value benchmark, 1.4x book value compared to 1.5x and 7.0x cash flow compared to 12.0x. We continue to believe and empirical evidence supports that holding portfolios of deeply discounted stocks can pay off well in the long-run and in the short-run is not necessarily highly correlated with market direction.

Our assets under management, ownership structure and team remain stable. As always, we are committed to a consistent application of our investment process and research agenda as part of an ongoing effort to enhance our quantitative model and add value for our clients.

The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

Comparison of Change in the Value of a $10,000 Investment in the

LSV Small Cap Value Fund versus the Russell 2000 Value Index

Average Annual Total Return for the period ended October 31, 2013(1)
Inception to Date(2)
LSV Small Cap Value Fund	23.00%
Russell 2000 Value Index	18.57%

(1)

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance does not guarantee future results. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Fee waivers were in effect. If they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	The LSV Small Cap Value Fund commenced operations on February 28, 2013.

(3)	See definition of comparative index on page 1.

October 31, 2013

Sector Weightings (Unaudited)†:

† Percentages are based on total investments.

Schedule of Investments

LSV Small Cap Value Fund	Shares	Value (000)

Common Stock (97.8%)
Aerospace & Defense (4.2%)
AAR	9,000	$264
Alliant Techsystems	1,900	207
Curtiss-Wright	2,400	119
Navigant Consulting*	12,300	213
Orbital Sciences*	10,800	249

		1,052

Agricultural Products (0.6%)
Fresh Del Monte Produce	5,400	144

Air Freight & Logistics (1.2%)
Air Transport Services Group*	14,300	104
Atlas Air Worldwide Holdings*	2,200	81
Park-Ohio Holdings*	2,600	108

		293

Aircraft (2.7%)
Alaska Air Group	3,000	212
Hawaiian Holdings*	22,400	185
Republic Airways Holdings*	10,400	123
SkyWest	7,300	110
US Airways Group*	2,200	48

		678

Alternative Carriers (2.2%)
Inteliquent	11,200	144
Iridium Communications*	18,000	109
Premiere Global Services*	12,100	109
Vonage Holdings*	52,400	195

		557

Apparel Retail (1.3%)
Cato, Cl A	2,100	63
Men’s Wearhouse	3,000	127
Stage Stores	6,940	143

		333

	Shares	Value (000)

Apparel/Textiles (0.0%)
Perry Ellis International*	150	$3

Asset Management & Custody Banks (1.4%)
BlackRock Kelso Capital	16,400	154
Calamos Asset Management, Cl A	6,500	64
Medallion Financial	8,610	131

		349

Automotive (1.7%)
Cooper Tire & Rubber	4,600	120
Standard Motor Products	3,000	109
Stoneridge*	7,400	94
Strattec Security	2,300	93

		416

Banks (12.5%)
1st Source	5,000	157
Banco Latinoamericano de Comercio Exterior, Cl E	9,340	245
BBCN Bancorp	17,500	260
Berkshire Hills Bancorp	3,700	94
Camden National	2,600	105
Chemical Financial	5,540	162
Citizens & Northern	700	14
Community Trust Bancorp	2,600	111
Enterprise Financial Services	400	7
Federal Agricultural Mortgage, Cl C	1,300	46
First Interstate Bancsystem, Cl A	4,000	100
First Merchants	8,700	164
Flushing Financial	9,250	186
Fulton Financial	8,390	102
International Bancshares	6,900	158
MainSource Financial Group	4,990	81
OFG Bancorp	10,800	160
Peoples Bancorp	6,170	138
Popular*	4,900	124
Provident Financial Holdings	6,600	100
Republic Bancorp, Cl A	5,330	123
Susquehanna Bancshares	7,300	86
Webster Financial	7,270	203
WesBanco	3,200	94
Wilshire Bancorp	11,200	95

		3,115

Biotechnology (0.4%)
PDL BioPharma	10,700	86

Chemicals (2.0%)
FutureFuel	6,900	120
Olin	12,000	270
OMNOVA Solutions*	13,000	113

		503

Commercial Printing (1.6%)
Consolidated Graphics*	2,100	135
Courier	240	4
Deluxe	3,300	155

The accompanying notes are an integral part of the financial statements.

Schedule of Investments October 31, 2013

LSV Small Cap Value Fund	Shares	Value (000)

Commercial Printing (continued)
Ennis	5,900	$105

		399

Commercial Services (2.1%)
Convergys	9,000	178
CSG Systems International	7,290	203
Sykes Enterprises*	8,200	153

		534

Commodity Chemicals (0.2%)
Cabot	1,030	48

Computer & Electronics Retail (0.6%)
Rent-A-Center, Cl A	4,100	140
Systemax*	1,200	12

		152

Computers & Services (1.0%)
Imation*	6,000	28
TeleCommunication Systems,
Cl A*	34,350	78
United Online	15,300	132

		238

Construction & Engineering (1.3%)
MYR Group*	7,300	193
Tutor Perini*	5,400	124

		317

Consumer Products (0.8%)
JAKKS Pacific	6,400	41
Smith & Wesson Holding*	13,300	143

		184

Distributors (0.4%)
VOXX International, Cl A*	6,100	95

Diversified REIT’s (0.8%)
CapLease	1,300	11
Lexington Realty Trust	6,100	71
One Liberty Properties	4,600	97
RAIT Financial Trust	1,966	15
Winthrop Realty Trust	160	2

		196

Electrical Components & Equipment (0.6%)
Coleman Cable	6,500	160

Electrical Services (1.4%)
Avista	9,500	264
Portland General Electric	3,100	89

		353

Financial Services (1.8%)
Nelnet, Cl A	5,100	217
PHH*	5,000	120
World Acceptance*	946	99

		436

	Shares	Value (000)

Food Distributors (0.7%)
Nash Finch	2,260	$64
Spartan Stores	4,900	115

		179

Food, Beverage & Tobacco (2.0%)
John B Sanfilippo & Son*	3,500	86
Omega Protein*	1,900	18
Sanderson Farms	2,600	164
Seneca Foods, Cl A*	2,100	61
Universal	2,900	154

		483

General Merchandise Stores (1.0%)
Big Lots*	3,900	142
Gordmans Stores*	11,000	109

		251

Health Care Distributors (0.6%)
PharMerica*	9,700	143

Health Care Equipment (1.5%)
Exactech*	4,800	109
Greatbatch*	4,400	168
PhotoMedex*	8,500	107

		384

Health Care Facilities (1.5%)
Five Star Quality Care*	200	1
Kindred Healthcare	12,300	171
Select Medical Holdings	19,200	163
Skilled Healthcare Group, Cl A*	7,420	31

		366

Health Care Services (0.4%)
Gentiva Health Services*	8,200	94

Industrials (0.5%)
Brink’s	4,200	132

Insurance (6.7%)
American Equity Investment Life Holding	11,340	236
American Financial Group	800	45
Aspen Insurance Holdings	2,500	97
CNO Financial Group	12,900	201
Horace Mann Educators	6,900	191
Magellan Health Services*	2,000	118
Protective Life	2,800	129
Stancorp Financial Group	2,800	165
Symetra Financial	11,200	210
Tower Group International	6,600	24
Triple-S Management, Cl B*	6,300	112
Universal Insurance Holdings	17,700	139

		1,667

IT Consulting & Other Services (0.4%)
CACI International, Cl A*	1,400	101

Leasing & Renting (2.0%)
Aircastle	16,700	315

The accompanying notes are an integral part of the financial statements.

Schedule of Investments October 31, 2013

LSV Small Cap Value Fund	Shares	Value (000)

Leasing & Renting (continued)
Ryder System	400	$26
TAL International Group	3,000	145

		486

Machinery (3.4%)
American Railcar Industries	3,700	151
Ampco-Pittsburgh	4,880	90
Columbus McKinnon*	3,600	94
Hurco	2,500	61
Hyster-Yale Materials Handling	1,492	117
Kadant	3,640	130
LB Foster, Cl A	2,500	117
NACCO Industries, Cl A	746	42
NN	2,400	39
Oshkosh	190	9

		850

Marine (0.6%)
Safe Bulkers	19,300	144

Metal & Glass Containers (0.3%)
Myers Industries	4,200	75

Mortgage REIT’s (2.7%)
Anworth Mortgage Asset	20,400	100
Capstead Mortgage	7,780	92
Dynex Capital	16,300	141
Hatteras Financial	8,100	148
MFA Financial	1,800	13
PennyMac Mortgage Investment Trust	7,500	173
Two Harbors Investment	950	9

		676

Office Equipment (0.3%)
Steelcase, Cl A	3,980	65

Office REIT’s (1.1%)
Brandywine Realty Trust	11,300	161
CommonWealth REIT	5,100	124

		285

Oil & Gas Equipment & Services (2.0%)
Matrix Service*	7,300	152
McDermott International*	15,900	112
Newpark Resources*	14,400	184
TGC Industries	8,795	65

		513

Oil & Gas Storage & Transportation (0.5%)
StealthGas*	10,600	122

Paper & Paper Products (1.6%)
Neenah Paper	6,200	255
PH Glatfelter	5,100	134

		389

Personal Products (0.5%)
Nutraceutical International*	5,400	130

	Shares	Value (000)

Petroleum & Fuel Products (5.2%)
Alon USA Energy	7,900	$95
Delek US Holdings	3,300	84
EPL Oil & Gas*	6,800	217
Parker Drilling*	40,500	292
REX American Resources*	1,410	41
Stone Energy*	2,100	73
Warren Resources*	55,500	174
Western Refining	9,600	310

		1,286

Pharmaceuticals (0.7%)
Questcor Pharmaceuticals	2,400	147
Sciclone Pharmaceuticals*	7,700	36

		183

Printing & Publishing (2.7%)
CSS Industries	5,260	136
Journal Communications, Cl A*	15,000	125
Lexmark International, Cl A	230	8
Libbey*	3,800	81
Scholastic	3,600	103
Valassis Communications	8,100	222

		675

Reinsurance (2.6%)
Endurance Specialty Holdings	3,700	205
Montpelier Re Holdings	6,000	166
Platinum Underwriters Holdings	2,490	155
Validus Holdings	2,900	114

		640

Retail (3.1%)
Big 5 Sporting Goods	10,100	191
Brinker International	5,100	227
CEC Entertainment	2,830	131
Dillard’s, Cl A	110	9
Ingles Markets, Cl A	4,500	116
Roundy’s	12,300	114

		788

Retail REIT’s (1.5%)
Agree Realty	3,400	107
CBL & Associates Properties	5,600	111
Inland Real Estate	14,800	158

		376

Semi-Conductors/Instruments (2.5%)
Benchmark Electronics*	9,200	209
Integrated Silicon Solution*	9,100	98
OmniVision Technologies*	6,400	90
Photronics*	12,370	104
Sanmina*	8,100	118

		619

Specialized Consumer Services (0.6%)
Outerwall*	2,400	156

Specialized REIT’s (1.9%)
Ashford Hospitality Trust	11,100	145
Chatham Lodging Trust	4,100	77

The accompanying notes are an integral part of the financial statements.

Schedule of Investments October 31, 2013

LSV Small Cap Value Fund	Shares/ Face Amount (000)	Value (000)

Specialized REIT’s (continued)
Hospitality Properties Trust	2,090	$62
Sunstone Hotel Investors	15,100	200

		484

Steel & Steel Works (0.0%)
Olympic Steel	189	5

Technology Distributors (1.7%)
Ingram Micro, Cl A*	2,210	51
SYNNEX*	2,300	141
Tech Data*	4,500	234

		426

Telephones & Telecommunications (1.5%)
Black Box	3,520	88
Comtech Telecommunications	4,640	139
Tessco Technologies	4,340	154

		381

Trucking (0.1%)
AMERCO*	85	17

Wireless Telecommunication Services (0.6%)
NTELOS Holdings	1,300	25
USA Mobility	7,850	117

		142

Total Common Stock (Cost $21,625)		24,354

Repurchase Agreement (5.5%)
Morgan Stanley 0.040%, dated 10/31/13, to be repurchased on 11/01/13, repurchase price $1,370, (collateralized by a U.S. Treasury Note, par value $1,369, 6.125%, 11/15/27; with total market value $1,397)	$1,370	1,370

Total Repurchase Agreement (Cost $1,370)		1,370

Total Investments — 103.3% (Cost $22,995)		$25,724

Percentages are based on Net Assets of $24,894 (000).

*	Non-income producing security.

Cl	Class

REIT	Real Estate Investment Trust

The following is a summary of the inputs used as of October 31, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$24,354	$—	$—	$24,354
Repurchase Agreement	—	1,370	—	1,370
Total Investments in Securities	$24,354	$1,370	$—	$25,724

For the period ended October 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. During the period ended October 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000)

October 31, 2013

	LSV Small Cap Value Fund
Assets:
Investments at Value (Cost $22,995)	$25,724
Dividends and Interest Receivable	18
Deferred Offering Costs	12
Receivable for Capital Shares Sold	28
Prepaid Expenses	3
Total Assets	25,785
Liabilities:
Payable for Investment Securities Purchased	876
Payable due to Investment Adviser	3
Payable for Capital Shares Redeemed	1
Payable due to Administrator	1
Payable due to Trustees	—
Payable due to Chief Compliance Officer	—
Other Accrued Expenses	10
Total Liabilities	891
Net Assets	$24,894

Net Assets Consist of:
Paid-in Capital	$20,963
Undistributed Net Investment Income	199
Accumulated Net Realized Gain on Investments	1,003
Net Unrealized Appreciation on Investments	2,729
Net Assets	$24,894

Institutional Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,024,712	(1)
Net Asset Value, Offering and Redemption Price Per Share	$12.30

(1)	Shares have not been rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Operations (000)

For the period ended October 31, 2013

LSV Small Cap Value Fund(1)
Investment Income:
Dividend Income	$294
Interest Income	—
Total Investment Income	294
Expenses:
Investment Advisory Fees	88
Administration Fees	8
Trustees’ Fees	1
Chief Compliance Officer Fees	1
Deferred Offering Costs	38
Transfer Agent Fees	19
Printing Fees	7
Custodian Fees	6
Professional Fees	3
Registration and Filing Fees	1
Insurance and Other Fees	3
Total Expenses	175
Less: Waiver of Investment Advisory Fees	(68)
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	107
Net Investment Income	187
Net Realized Gain on Investments	1,015
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,729
Net Realized and Unrealized Gain on Investments	3,744
Net Increase in Net Assets Resulting from Operations	$3,931

(1)	Commenced operations February 28, 2013.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000)

For the period ended October 31, 2013

	LSV Small Cap Value Fund(1)
	2013
Operations:
Net Investment Income	$187
Net Realized Gain on Investments	1,015
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,729
Net Increase in Net Assets Resulting from Operations	3,931
Capital Share Transactions:
Issued	23,214	(2)
Redeemed	(2,251)
Net Increase in Net Assets Derived from Capital Share Transactions	20,963
Total Increase in Net Assets	24,894
Net Assets:
Beginning of Period	—
End of Period (including undistributed net investment income of $199)	$24,894

Shares Transactions:
Issued	2,219	(2)
Redeemed	(194)
Net Increase in Shares Outstanding	2,025

(1)	Commenced operations February 28, 2013.

(2)	Includes issuances as a result of an in-kind transfer of securities (See Note 9).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

For a share outstanding throughout the period ended October 31, 2013

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains on Investments	Total from Operations	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Small Cap Value Fund
2013*	$10.00	$0.11	$2.19	$2.30	$12.30	23.00%	$24,894	0.85%	1.39%	1.50%	31%

*	Commencement of operations was February 28, 2013. All ratios for the period have been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Per share calculations were performed using average shares for the period.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements October 31, 2013

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the LSV Small Cap Value Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The Fund commenced operations on February 28, 2013. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last reported sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities, if any, are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. At October 31, 2013, there were no securities valued in accordance with Fair Value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Notes to Financial Statements October 31, 2013

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended October 31, 2013, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders.

Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended October 31, 2013, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2013, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The LSV Funds (the “Funds”) and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.07% of the Funds’ first $1 billion of average daily net assets; 0.06% of the Funds’ average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds’ average daily net assets between $1.5 billion and $3 billion; and 0.035% of the Funds’

Notes to Financial Statements October 31, 2013

average daily net assets over $3 billion. There is a minimum annual fee of $150,000 per Fund and $25,000 for each additional share class.

The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the period ended October 31, 2013, the Fund earned $1 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and LSV Asset Management (the “Adviser”) are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.70% of the Fund’s average daily net assets. The Adviser has contractually agreed through February 28, 2014 to waive its fee in order to limit the Fund’s total operating expenses to a maximum of 0.85% of the Fund’s average daily net assets.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended October 31, 2013, were as follows (000):

Purchases
Other	$26,468
Sales
Other	$5,846

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to investments in REITs, have been reclassified to (from) the following accounts (000):

Increase Undistributed Net Investment Income	(Decrease) Accumulated Net Realized Gain
$12	$(12)

There were no dividends and distributions declared during the period ended October 31, 2013.

As of October 31, 2013, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$1,266
Unrealized Appreciation	2,665

Total Distributable Earnings	$3,931

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2013, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$23,059	$3,407	$(742)	$2,665

8.	Other:

At October 31, 2013, 91% of total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.	In-Kind Transfers of Securities:

During the period ended October 31, 2013, the Fund issued shares of beneficial interest in exchange for securities.

Notes to Financial Statements October 31, 2013

As a result of this purchase, the following shares were issued for assets valued at the following:

Date of Transfer	Shares Issued (1)	Value of Investment Securities (000)
2/28/2013	1,595,116	$15,951

(1)	Shares have not been rounded.

10.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Advisors’ Inner Circle Fund

and Shareholders of LSV Small Cap Value Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of LSV Small Cap Value Fund (one of the series constituting The Advisors’ Inner Circle Fund (the “Trust”)) as of October 31, 2013, and the related statement of operations, the statement of changes in net assets and financial highlights for the period from February 28, 2013 (commencement of operations) to October 31, 2013. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of LSV Small Cap Value Fund of The Advisors’ Inner Circle Fund at October 31, 2013, and the results of its operations, the changes in its net assets and its financial highlights for the period from February 28, 2013 (commencement of operations) to October 31, 2013, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

December 27, 2013

Disclosure of Fund Expense (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return.  This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return.  This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 05/01/13	Ending Account Value 10/31/13	Annualized Expense Ratios	Expenses Paid During Period*
LSV Small Cap Value Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,180.40	0.85%	$4.37

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,020.92	0.85%	$4.33

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-342-5445. The following chart lists Trustees and Officers as of October 31, 2013.

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member[5]
INTERESTED BOARD MEMBERS[3,4]
ROBERT A. NESHER 67 yrs. old	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President and Director of SEI Structured Credit Fund, LP. President and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP, June 2007 to present. President and Director of SEI Opportunity Fund, L.P. to 2010.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust and New Covenant Funds, President and Director of SEI Structured Credit Fund, L.P. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments — Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd. and SEI Alpha Strategy Portfolios, LP.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010.

WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 73 yrs. old	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust, Adviser Managed Trust and New Covenant Funds. Director of SEI Alpha Strategy Portfolios, LP. Director of SEI Investments (Europe), Limited, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd., SEI Global Nominee Ltd. and SEI Investments — Unit Trust Management (UK) Limited. Director of the Distributor since 2003.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

4	Board Members oversee 45 funds in The Advisors’ Inner Circle Fund.

5	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member[4]
INDEPENDENT BOARD MEMBERS[3]
CHARLES E. CARLBOM 79 yrs. old	Trustee (Since 2005)	Self-Employed Business Consultant, Business Projects Inc. since 1997.	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments — Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd. and SEI Alpha Strategy Portfolios, LP.
JOHN K. DARR 69 yrs. old	Trustee (Since 2008)	Retired. CEO, Office of Finance, Federal Home Loan Banks, from 1992 to 2007.	Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds. Director, Federal Home Loan Banks of Pittsburgh. Director, Manna, Inc. (non-profit developer of affordable housing for ownership). Director, Meals on Wheels, Lewes/Rehoboth Beach, DE.
JOSEPH T. GRAUSE JR. 61 yrs. old	Trustee (Since 2011)	Self-employed consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., February 2010 to May 2011; Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., May 2007 to February 2010; Country Manager — Morningstar UK Limited, Morningstar, Inc., June 2005 to May 2007.	Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds. Director, The Korea Fund, Inc.
MITCHELL A. JOHNSON 71 yrs. old	Trustee (Since 2005)	Retired. Private investor and self-employed consultant (strategic investments) since 1994.	Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997. Trustee, Citizens Funds (1998 – 2006). Director, The FBR Rushmore Funds (2002 – 2005). Trustee, Diversified Investors Portfolios (2006 – 2008).
BETTY L. KRIKORIAN 70 yrs. old	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. since 2008. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.	Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Board Members oversee 45 funds in The Advisors’ Inner Circle Fund.

4	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member/Officer[4]
INDEPENDENT BOARD MEMBERS[3] (continued)
BRUCE R. SPECA 57 yrs. old	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), June 2010 to May 2011; Executive Vice President — Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), June 2003 to June 2010.	Trustee of The Advisors’ Inner Circle Fund II and Bishop Street Funds.
JAMES M. STOREY 82 yrs. old	Trustee (Since 1994)	Attorney, Solo Practitioner since 1994.	Trustee/Director of The Advisors’ Inner Circle Fund II, Bishop Street Funds, U.S. Charitable Gift Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.
GEORGE J. SULLIVAN, JR. 70 yrs. old	Trustee Lead Independent Trustee (Since 1999)	Retired since January 2012. Self-employed Consultant, Newfound Consultants Inc. April 1997 to December 2011.

Current Directorships: Trustee/ Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP and Adviser Managed Trust; member of the independent review committee for SEI’s Canadian-registered mutual funds.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010.

OFFICERS
MICHAEL BEATTIE 48 yrs. old	President (Since 2011)	Director of Client Service at SEI from 2004 to 2011. Vice President at SEI from 2009 to November 2011.	None.
MICHAEL LAWSON 53 yrs. old	Treasurer, Controller and Chief Financial Officer (Since 2005)	Director, SEI Investments, Fund Accounting since July 2005.	None.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Board Members oversee 45 funds in The Advisors’ Inner Circle Fund.

4	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Officer
OFFICERS (continued)
RUSSELL EMERY 50 yrs. old	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust since March 2006.	None.
DIANNE M. DESCOTEAUX 36 yrs. old	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010.	None
EDWARD McCUSKER 29 yrs. old	Privacy Officer (Since 2013) AML Officer (Since 2013)	SEI’s Private Trust Company 2006 – 2008. SEI’s Private Banking 2008 – 2010. AML SEI Private Trust Company 2010 – 2011. AML Manager of SEI Investments 2011 – 2013. AML and Privacy Officer 2013.	None.
JOHN MUNCH 42 yrs.old	Vice President and Assistant Secretary (Since 2012)	Attorney — SEI Investments Company since 2001	None.
LISA WHITTAKER 35 yrs.old	Vice President and Assistant Secretary (Since 2013)	Attorney, SEI Investments Company (2012-present). Associate Counsel, The Glenmede Trust Company (2011 – 2012). Associate, Drinker Biddle & Reath LLP (2006 – 2011).	None.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

NOTICE TO SHAREHOLDERS

OF

LSV CONSERVATIVE CORE EQUITY FUND

(Unaudited)

For shareholders that do not have an October 31, 2013 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2013 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2013, the Fund is designating the following items with regard to distributions paid during the year.

Long Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividends Receivable Deduction(1)	Qualifying Dividend Income(2)	Interest Related Dividends(3)	Short-Term Capital Gain Dividends(4)
0%	0%	0%	0%	0%	0.00%	0%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(3)	The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S withholding tax when paid to foreign investors.

(4)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2013. Complete information will be computed and reported in conjunction with your 2013 Form 1099-DIV.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Small Cap Value Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:

Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-Fund-LSV and (ii) on the Commission’s website at http://www.sec.gov.

LSV-AR-007-0100

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2013			2012
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$131,000	$0	$0	$250,692	$0	$0
(b)	Audit-Related Fees	$24,800	$0	$0	$12,000	$0	$0
(c)	Tax Fees	$23,755	$0	$0	$55,000	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2013			2012
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$489,500	N/A	N/A	$406,500	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$10,166	N/A	N/A	$11,292	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2013			2012
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$199,000	N/A	N/A	$120,000	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$71,070	N/A	N/A	$69,000	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Fees billed by BBD, LLP (“BBD”) related to the Trust

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

		2013			2012
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$17,000	N/A	N/A	N/A	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1)

All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer (“CFO”) of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant’s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the audit committee or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the audit committee will be submitted to the audit committee by the CFO. The audit committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The audit committee has delegated specific pre-approval authority to either the audit committee chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the audit committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the audit committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2013	2012
Audit-Related Fees	19%	5%
Tax Fees	18%	23%
All Other Fees	N/A	N/A

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2013	2012
Audit-Related Fees	N/A	N/A
Tax Fees	2%	3%
All Other Fees	N/A	N/A

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2013	2012
Audit-Related Fees	N/A	N/A
Tax Fees	36%	58%
All Other Fees	N/A	N/A

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (BBD):

	2013	2012
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

(f)	Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $1,616,000 and $29,771,000 for 2013 and 2012, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $90,266 and $296,142 for 2013 and 2012, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2013 and 2012, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2013 and 2012, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President
Date: January 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President
Date: January 9, 2014

By (Signature and Title)*	/s/ Michael Lawson
Michael Lawson, Treasurer, Controller & CFO
Date: January 9, 2014

*	Print the name and title of each signing officer under his or her signature.